Stock-based compensation	12 Months Ended
Mar. 31, 2015
Stock-based compensation

22. Stock-based compensation

The stock-based compensation plans of the Bank are as follows.

Employees Stock Option Scheme:

The shareholders of the Bank approved in January 2000 Plan “A”, in June 2003 Plan “B”, in June 2005 Plan “C”, in June 2007 Plan “D” and in June 2010 Plan “E” of the Employees’ Stock Option Scheme (the “Plan”). The Bank reserved 50.0 million equity shares, with an aggregate nominal value of Rs.100.0 million, for issuance under each Plan “A”, “B” and “C”. Under Plan “D” the Bank reserved 75.0 million equity shares with an aggregate nominal value of Rs.150.0 million and under Plan “E” the Bank reserved 100.0 million equity shares with an aggregate nominal value of Rs. 200.0 million. The annual general meeting held on June 27, 2013, reserved 100.0 million equity shares with aggregate nominal value of Rs. 200.0 million for grant under the Bank’s employee stock option scheme under Plan “F”. Under the terms of each of these Plans, the Bank may issue stock options to employees and directors of the Bank, each of which is convertible into one equity share.

Plan A provides for the issuance of options at the recommendation of the Compensation Committee of the Board (the “Compensation Committee”) at an average of the daily closing prices on the Mumbai Stock Exchange during the 60 days preceding the date of grant of options, which was the minimum prescribed option price under regulations then issued by the Securities and Exchange Board of India (“SEBI”). Presently, there are no stock options issued and outstanding under Plan A.

Plan B, Plan C, Plan D, Plan E and Plan F provide for the issuance of options at the recommendation of the Compensation Committee at the closing price on the working day immediately preceding the date when options are granted on an Indian stock exchange. For Plan B the price is that quoted on an Indian stock exchange with the highest trading volume during the preceding two weeks, while for Plan C, Plan D, Plan E and Plan F, the price is that quoted on an Indian stock exchange with the highest trading volume as of the working day preceding the date of grant. Presently, there are no stock options issued and outstanding under Plan B.

Such options vest at the discretion of the Compensation Committee, generally between 1-3 years. These options are exercisable for a period following vesting at the discretion of the Compensation Committee, subject to a maximum of five years, as set forth at the time of the grant. Modifications, if any, made to the terms and conditions of these Plans as approved by the Compensation Committee are disclosed separately.

On July 20, 2013, the Compensation Committee of the Board approved the grant of a total of 32,926,500 options (Scheme XIX), a total of 7,085,000 (Scheme XX) and a total of 7,017,000 options (Scheme XXI) to the employees of the Bank, respectively. On December 24, 2013, the Compensation Committee of the Board approved the grant of a total of 31,500 options (Scheme XXII) to the employees of the Bank. On July 26, 2014, the Compensation Committee of the Board approved the grant of 574,000 options (Scheme XXIII) and 41,085,000 options (Scheme XXIV) to the employees of the Bank, respectively.

Modification of employee stock option schemes

During the period ended March 31, 2013, March 31, 2014 and March 31, 2015, there were no modifications to employee stock option schemes.

Assumptions used

The fair value of options has been estimated on the dates of each grant using a binomial option pricing model with the following assumptions:

	Years ended March 31,
	2013*	2014	2015
Dividend yield	0	0.81%-0.83%	0.82%
Expected volatility	0	28.57%-41.52%	24.30%-32.00%
Risk-free interest rate	0	8.21%-9.08%	8.42%-8.63%
Expected term (in years)	0	3.81-5.44	4.13-5.45

*	no options were granted during the period

Activity and other details

Activity in the options available to be granted under the Employee Stock Option Scheme is as follows:

	Options available to be granted years ending March 31,
	2013	2014	2015
Options available to be granted, beginning of period*	57,116,000	58,080,400	112,121,300
Equity shares allocated for grant under the plan	0	100,000,000	0
Options granted	0	(47,060,000)	(41,659,000)
Forfeited/ lapsed*	964,400	1,100,900	2,385,050

Options available to be granted, end of period	58,080,400	112,121,300	72,847,350

*	Does not include options exchanged on acquisition of CBoP since these options on forfeiture/ lapse are not available for re-issue.

Activity in the options outstanding under the Employee Stock Option Scheme is as follows:

	Years ended March 31,
	2013			2014			2015
	Options	Weighted average exercise price		Options	Weighted average exercise price		Options	Weighted average exercise price
Options outstanding, beginning of period	99,872,740	Rs.	389.52	65,443,045	Rs.	417.32	92,476,600	Rs.	556.06
Granted	0		0	47,060,000		679.99	41,659,000		835.50
Exercised*	(33,459,050)		333.87	(18,903,115)		382.63	(22,700,740)		438.50
Forfeited	(848,800)		461.85	(1,017,800)		618.30	(2,296,500)		761.32
Lapsed	(121,845)		236.79	(105,530)		247.18	(105,360)		368.42

Options outstanding, end of period	65,443,045	Rs.	417.32	92,476,600	Rs.	556.06	109,033,000	Rs.	683.16

Options exercisable, end of period	56,752,845	Rs.	409.46	46,137,600	Rs.	431.59	41,871,400	Rs.	537.99

Weighted average fair value of options granted during the year		Rs.	0		Rs.	258.53		Rs.	302.31

*	As of March 31, 2013 includes 728,290 options exercised, pending allotment of equity shares. As of March 31, 2014 excludes 728,290 options of equity shares allotted which were exercised in previous year.

The following summarizes information about stock options outstanding as of March 31, 2015:

		As of March 31, 2015
Plan	Range of exercise price	Number Of shares arising out of options	Weighted average remaining life (years)	Weighted average exercise price
Plan C	Rs.680.00 to Rs.835.50 (or US$ 10.91 to US$ 13.41)	6,778,000	4.32	Rs.	692.50
Plan D	Rs.680.00 (or US$ 10.91)	6,402,300	4.26		680.00
Plan E	Rs.440.16 to Rs.680.00 (or US$ 7.06 to US$ 10.91)	55,939,700	3.05		573.70
Plan F	Rs.835.50 (or US$ 13.41)	39,913,000	5.22		835.50

The intrinsic value, of options exercised during the year ended March 31, 2013, March 31, 2014 and March 31, 2015 at grant date was Rs. 151.5 million, Rs. 129.7 million and Rs. 122.1 million, respectively and at exercise date was Rs. 9,152.2 million, Rs. 5,359.2 million and Rs. 9,662.4 million, respectively. The aggregate intrinsic value as of grant date and as at March 31, 2015 attributable to options which are outstanding as on March 31, 2015 was Rs. 236.5 million (previous year Rs. 359.2 million) and Rs. 37,020.7 million (previous year Rs. 17,823.9 million), respectively. The aggregate intrinsic value as at grant date and as at March 31, 2015 attributable to options exercisable as on March 31, 2015 was Rs. 236.5 million (previous year Rs. 359.2 million) and was Rs. 20,295.7 million (previous year Rs. 14,635.3 million), respectively. Total stock compensation cost (including on modification) recognized under these plans was Rs. 4,533.7 million, Rs. 5,495.5 million and Rs. 9,138.8 million during the years ended March 31, 2013, March 31, 2014 and March 31, 2015, respectively. There is no tax benefit recognized associated with share based compensation expense. As of March 31, 2015, there were 67,161,600 (previous year 46,339,000) unvested options with weighted average exercise price of Rs. 773.7 (previous year Rs. 680.0) and aggregate intrinsic value at grant date and as at March 31, 2015, was nil (previous year nil) and was Rs. 16,725.1 million (previous year Rs. 3,188.6 million), respectively. As at March 31, 2015, the total estimated compensation cost to be recognized in future periods was Rs. 8,515.3 million (previous year Rs. 6,299.7 million). This is expected to be recognized over a weighted average period of 0.7 years.